Marketable securities and investment in associate (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Marketable Securities [Abstract]
Disclosure of marketable securities [Table Text Block]
	December 31, 2021 Fair value	Acquired	Transferred to investment in associate	Gain/(Loss)	December 31, 2022 Fair value
Captiva	$454,219	$-	$(855,000)	$400,781	$-
Green Matters	-	1,819,800	-	-	1,819,800
Total	$454,219	$1,819,800	$(855,000)	$400,781	$1,819,800
	December 31, 2020 Fair value	Acquired	Disposed	Gain/(Loss)	December 31, 2021 Fair value
Captiva	$2,992,500	$-	$-	$(2,538,281)	$454,219

Disclosure of Investment In Associate [Table Text Block]
Investment in associate	December 31, 2022	December 31, 2021
Opening balance	$-	$-
Transition from marketable security to equity method	855,000	-
Shares for debt transaction	2,064,000	-
Equity pick-up	(102,756)	-
Disposition	(2,816,244)	-
	$-	$-